Long-term Debt - 2020 - Additional Information (Details)			12 Months Ended
	Sep. 14, 2020 CAD ($)	Jul. 17, 2020 CAD ($) TradingDay	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Nov. 30, 2021 CAD ($)
Top of Range | Convertible Common Shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Option to purchase additional secured convertible debentures		$ 5,740,000			$ 5,740,000
Secured Convertible Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount				$ 2,410,000
Maturity date				March 31, 2022
Non-revolving Line of Credit
Disclosure Of Detailed Information About Borrowings [Line Items]
Date of credit facility drawn	Sep. 14, 2020
Drawdown on credit facility	$ 29,123,000
Second Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount			$ 29,123,000
Interest rate			10.00%
Maturity date	April 23, 2024		April 23, 2024
Fairhaven Acquisition | Secured Convertible Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Acquisition closure date		Jul. 17, 2020
Principal/face amount		$ 2,410,000
Interest rate		8.00%
Maturity date		March 31, 2022
Conversion features			The conversion features were determined to have no value.
Fairhaven Acquisition | Secured Convertible Debentures | VWAP
Disclosure Of Detailed Information About Borrowings [Line Items]
Number of trading day | TradingDay		5